Financial Instruments and Risk Management (Details 1) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade and other payables	SFr 938,247	SFr 1,836,335
Accrued expenses	1,339,822	1,290,879
Loan and borrowings		1,435,400
Derivative financial instruments	4,353	675,328
Total	2,282,422	5,237,942
Less than 3 months [Member]
Statement Line Items [Line Items]
Trade and other payables	938,247	1,836,335
Accrued expenses	1,339,822	1,290,879
Loan and borrowings		1,435,400
Derivative financial instruments
Total	2,278,069	4,562,614
Between 3 months and 2 years [Member]
Statement Line Items [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings
Derivative financial instruments		215,572
Total		215,572
2 years and later [Member]
Statement Line Items [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings
Derivative financial instruments	4,353	459,756
Total	4,353	459,756
Carrying amount [Member]
Statement Line Items [Line Items]
Trade and other payables	938,247	1,836,335
Accrued expenses	1,339,822	1,290,879
Loan and borrowings		1,435,400
Derivative financial instruments	4,353	675,328
Total	SFr 2,282,422	SFr 5,237,942